Segment Reporting - Schedule of Reconciliation of segment revenues and profit or loss to the consolidated financial statements (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting
Loss from operations	$ (659)	$ (37,269)
Net loss	$ (659)	(37,269)
Forge Nano, Inc.
Segment Reporting
Revenue		2,134,000	$ 999,000	$ 7,388,000	$ 8,299,000
Cost of sales		(3,062,000)	(2,100,000)	(11,245,000)	(7,967,000)
Gross Loss		(928,000)	(1,101,000)	(3,857,000)	332,000
General and administrative		10,389,000	9,536,000	40,788,000	27,474,000
Operating profit (loss)				(44,645,000)	(27,142,000)
Loss from operations		(11,317,000)	(10,637,000)	(44,645,000)	(27,142,000)
Grant income		976,000	1,053,000	7,062,000	2,306,000
Other income				1,471,000
Interest expense, change in fair value, and amortization of debt discount		(1,422,000)	(4,362,000)	(6,515,000)	(3,439,000)
Other expense		(15,000)	(132,000)	(578,000)	(25,000)
Total other income		(359,000)	(3,346,000)	1,471,000	158,000
Interest income		65,000	90,000	637,000	1,053,000
Net loss		(11,676,000)	(13,983,000)	(43,174,000)	(26,984,000)
Forge Nano, Inc. | Corporate
Segment Reporting
General and administrative				35,969,000
Operating profit (loss)				(35,969,000)
Other income				1,471,000
Net loss				(34,498,000)
Forge Nano, Inc. | Tool manufacturing and related services
Segment Reporting
Revenue		1,538,000	588,000	4,625,000	6,852,000
Cost of sales		(1,770,000)	(1,116,000)	(6,239,000)	(5,441,000)
Gross Loss		(232,000)	(528,000)	(1,614,000)	1,411,000
Forge Nano, Inc. | Tool manufacturing and related services | Operating Segment
Segment Reporting
Revenue				4,625,000
Cost of sales				(6,239,000)
Gross Loss				(1,614,000)
General and administrative				1,916,000
Operating profit (loss)				(3,530,000)
Net loss				(3,530,000)
Forge Nano, Inc. | Coating services
Segment Reporting
Revenue		283,000	231,000	1,429,000	1,332,000
Cost of sales		(1,201,000)	(898,000)	(3,921,000)	(2,486,000)
Gross Loss		(918,000)	(667,000)	(2,492,000)	(1,154,000)
Forge Nano, Inc. | Coating services | Operating Segment
Segment Reporting
Revenue				1,429,000
Cost of sales				(3,921,000)
Gross Loss				(2,492,000)
General and administrative				2,123,000
Operating profit (loss)				(4,615,000)
Net loss				(4,615,000)
Forge Nano, Inc. | Battery manufacturing
Segment Reporting
Revenue		313,000	180,000	1,334,000	115,000
Cost of sales		(91,000)	(86,000)	(1,085,000)	(40,000)
Gross Loss		$ 222,000	$ 94,000	249,000	$ 75,000
Forge Nano, Inc. | Battery manufacturing | Operating Segment
Segment Reporting
Revenue				1,334,000
Cost of sales				(1,085,000)
Gross Loss				249,000
General and administrative				780,000
Operating profit (loss)				(531,000)
Net loss				$ (531,000)